Deferred revenue - Schedule of changes in contract with customer liability balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract With Customer Asset And Liability [Abstract]
Balance at beginning of year	$ 28,199	$ 27,089
Additions to deferred revenue	135,292	203,221
Recognition of deferred revenue as revenues	(141,156)	(203,599)
Exchange differences	467	1,488
Balance at end of year	$ 22,802	$ 28,199